Share-Based Payments - Schedule of Share-Based Payment Transactions Recognised as an Expense (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Payment Transactions Recognized as an Expense [Line Items]
Issue of RSUs		$ (17,922,048)
Directors and management Prior Year [Member]
Schedule of Share-Based Payment Transactions Recognized as an Expense [Line Items]
Issue of RSUs	[1]	(17,294,242)
Directors and management Current Year [Member]
Schedule of Share-Based Payment Transactions Recognized as an Expense [Line Items]
Issue of RSUs	[2]	(87,458)
Suppliers Bellatrix Corporate Pty Ltd [Member]
Schedule of Share-Based Payment Transactions Recognized as an Expense [Line Items]
Issue of RSUs	[3]	(489,580)
Suppliers Chris Gale [Member]
Schedule of Share-Based Payment Transactions Recognized as an Expense [Line Items]
Issue of RSUs	[4]	$ (50,768)

[1]	RSUs to Directors and Management – Prior Year
[2]	RSUs to Directors and Management – Current Period
[3]	Shares to Suppliers
[4]	RSU’s to Suppliers